Statement of Operations - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2023	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Formation and operating costs		$ 2,866	$ 199,358	$ 431,065	$ 445,750	$ 597,360	$ 62,741			$ 1,343,438		$ 420,505
Loss from Operations			(199,358)	(431,065)	(445,750)	(597,360)				(1,343,438)		(420,505)
Other Income
Interest earned on marketable securities held in trust account			1,033,580	1,392,934	2,113,665	2,586,357				5,016,986		1,326,563
Net Income		$ (2,866)	$ 834,222	$ 961,869	$ 1,667,915	$ 1,988,997	$ (62,741)			$ 3,673,548		$ 906,058
Weighted average shares outstanding of ordinary shares, basic		1					1
Weighted average shares outstanding of ordinary shares, diluted		1					1
Basic net income (loss) per ordinary share		$ (2,866)					$ (62,741)
Diluted net income (loss) per ordinary share		$ (2,866)					$ (62,741)
Revenue							$ 11,683,445	$ 12,340,322	$ 15,929,773		$ 13,603,949
Cost of sales							(10,662,104)	(10,859,552)	(14,275,131)		(12,478,350)
Gross profit							1,021,341	1,480,770	1,654,642		1,125,599
Other income							14,833	11,392	17,950		10,538
Administrative and general expenses							(405,216)	(343,421)	(489,890)		(361,554)
Other expenses	[1]						(228,413)
Finance costs							(6,586)	(5,439)	(7,325)		(17,381)
Profit before tax							395,959	1,143,302	1,175,377		757,202
Tax expense							(156,548)	(291,966)	(288,789)		(182,160)
Profit for the period from continuing operations							239,411	851,336	886,588		575,042
Other comprehensive income/(loss)
Foreign currency translation differences							306,102	(139,018)	(76,234)		(5,314)
Total comprehensive income for the period							545,513	712,318	810,354		569,728
Profit for the period attributable to owners of the Company							239,411	851,336	886,588		575,042
Total comprehensive income attributable to owners of the Company							$ 545,513	$ 712,318	$ 810,354		$ 569,728
Earnings per share, basic							$ 23.94	$ 85.13	$ 88.66		$ 57.50
Earnings per share, diluted							$ 23.94	$ 85.13	$ 88.66		$ 57.50
Weighted average number of ordinary shares outstanding, basic							10,000	10,000	10,000		10,000
Weighted average number of ordinary shares outstanding, diluted							10,000	10,000	10,000		10,000
Adjusted EBITDA	[1]						$ 658,785	$ 1,168,060
Common Class A [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic			7,304,510	12,032,500	7,668,339	12,032,500				10,532,255		9,712,813
Weighted average shares outstanding of ordinary shares, diluted			7,304,510	12,032,500	7,668,339	12,032,500				10,532,255		9,712,813
Basic net income (loss) per ordinary share			$ 0.08	$ 0.06	$ 0.16	$ 0.13				$ 0.27		$ 0.07
Diluted net income (loss) per ordinary share			$ 0.08	$ 0.06	$ 0.16	$ 0.13				$ 0.27		$ 0.07
Common Class B [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic			2,875,000	2,875,000	2,875,000	2,875,000				2,875,000		2,875,000
Weighted average shares outstanding of ordinary shares, diluted			2,875,000	2,875,000	2,875,000	2,875,000				2,875,000		2,875,000
Basic net income (loss) per ordinary share			$ 0.08	$ 0.06	$ 0.16	$ 0.13				$ 0.27		$ 0.07
Diluted net income (loss) per ordinary share			$ 0.08	$ 0.06	$ 0.16	$ 0.13				$ 0.27		$ 0.07

[1]	Refer Note 2.8 and Note 9 to the unaudited combined and condensed consolidated financial statements for further details.